Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	0000778108
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000212936 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Opportunity Fund
Class Name	Class A
Trading Symbol	FIUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Opportunity Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.12%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Opportunity Fund (Class A) returned 29.35% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 35.19%, while the Russell Midcap® Value Index, the Fund's narrowly based securities market index, returned 29.01%.
Top contributors to performance:
Stock selection was the lead contributor to the Fund’s outperformance over the period.
Holdings in the consumer staples sector outperformed, specifically positions in the food distributors and packaged foods industries.
Holdings in the utilities sector generated the strongest total return over the period, benefitting from an increased demand for power generation.
Strong stock selection in addition to an overweight allocation to companies in the financial services sector contributed over the period.
Top detractors from performance:
Holdings in the energy sector underperformed those in the benchmark as holdings in the oil, gas, and consumable fuels industry declined on average. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector was weak as holdings in the electrical equipment and building products industries underperformed.
In the technology sector, the Fund’s semiconductors holdings lagged the stronger returns of those in the benchmark during the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period September 30, 2014, through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	5 year	10 year
Delaware Opportunity Fund (Class A) – including sales charge	21.92%	8.81%	7.35%
Delaware Opportunity Fund (Class A) – excluding sales charge	29.35%	10.11%	7.99%
Russell 3000 Index	35.19%	15.26%	12.83%
Russell Midcap Value Index	29.01%	10.33%	8.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Jan. 29, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 581,087,242
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 3,846,494
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$581,087,242
Total number of portfolio holdings	94
Total advisory fees paid	$3,846,494
Portfolio turnover rate	17%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	18.37%
Industrials	18.15%
Consumer Discretionary	10.84%
Basic Industry	9.02%
Utilities	8.42%
Technology	8.27%
Real Estate Investment Trusts	7.36%
Healthcare	7.06%
Energy	5.19%
Consumer Staples	4.84%
Transportation	1.46%

Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%

Largest Holdings [Text Block]
Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%

Material Fund Change [Text Block]
Material Fund changes
Effective January 29, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective January 29, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000240403 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Opportunity Fund
Class Name	Class C
Trading Symbol	FIVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Opportunity Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	1.87%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Opportunity Fund (Class C) returned 28.36% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 35.19%, while the Russell Midcap® Value Index, the Fund's narrowly based securities market index, returned 29.01%.
Top contributors to performance:
Stock selection was the lead contributor to the Fund’s outperformance over the period.
Holdings in the consumer staples sector outperformed, specifically positions in the food distributors and packaged foods industries.
Holdings in the utilities sector generated the strongest total return over the period, benefitting from an increased demand for power generation.
Strong stock selection in addition to an overweight allocation to companies in the financial services sector contributed over the period.
Top detractors from performance:
Holdings in the energy sector underperformed those in the benchmark as holdings in the oil, gas, and consumable fuels industry declined on average. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector was weak as holdings in the electrical equipment and building products industries underperformed.
In the technology sector, the Fund’s semiconductors holdings lagged the stronger returns of those in the benchmark during the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period February 28, 2023 (Class C's inception), through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	Since inception (2/28/23)
Delaware Opportunity Fund (Class C) – including sales charge	27.36%	12.86%
Delaware Opportunity Fund (Class C) – excluding sales charge	28.36%	12.86%
Russell 3000 Index	35.19%	26.75%
Russell Midcap Value Index	29.01%	14.49%

Performance Inception Date	Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Jan. 29, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 581,087,242
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 3,846,494
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$581,087,242
Total number of portfolio holdings	94
Total advisory fees paid	$3,846,494
Portfolio turnover rate	17%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	18.37%
Industrials	18.15%
Consumer Discretionary	10.84%
Basic Industry	9.02%
Utilities	8.42%
Technology	8.27%
Real Estate Investment Trusts	7.36%
Healthcare	7.06%
Energy	5.19%
Consumer Staples	4.84%
Transportation	1.46%

Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%

Largest Holdings [Text Block]
Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%

Material Fund Change [Text Block]
Material Fund changes
Effective January 29, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective January 29, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000240404 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Opportunity Fund
Class Name	Class R
Trading Symbol	FIZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Opportunity Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$157	1.37%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Opportunity Fund (Class R) returned 29.00% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 35.19%, while the Russell Midcap® Value Index, the Fund's narrowly based securities market index, returned 29.01%.
Top contributors to performance:
Stock selection was the lead contributor to the Fund’s outperformance over the period.
Holdings in the consumer staples sector outperformed, specifically positions in the food distributors and packaged foods industries.
Holdings in the utilities sector generated the strongest total return over the period, benefitting from an increased demand for power generation.
Strong stock selection in addition to an overweight allocation to companies in the financial services sector contributed over the period.
Top detractors from performance:
Holdings in the energy sector underperformed those in the benchmark as holdings in the oil, gas, and consumable fuels industry declined on average. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector was weak as holdings in the electrical equipment and building products industries underperformed.
In the technology sector, the Fund’s semiconductors holdings lagged the stronger returns of those in the benchmark during the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period February 28, 2023 (Class R's inception), through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	Since inception (2/28/23)
Delaware Opportunity Fund (Class R) – including sales charge	29.00%	13.42%
Delaware Opportunity Fund (Class R) – excluding sales charge	29.00%	13.42%
Russell 3000 Index	35.19%	26.75%
Russell Midcap Value Index	29.01%	14.49%

Performance Inception Date	Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Jan. 29, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 581,087,242
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 3,846,494
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$581,087,242
Total number of portfolio holdings	94
Total advisory fees paid	$3,846,494
Portfolio turnover rate	17%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	18.37%
Industrials	18.15%
Consumer Discretionary	10.84%
Basic Industry	9.02%
Utilities	8.42%
Technology	8.27%
Real Estate Investment Trusts	7.36%
Healthcare	7.06%
Energy	5.19%
Consumer Staples	4.84%
Transportation	1.46%

Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%

Largest Holdings [Text Block]
Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%

Material Fund Change [Text Block]
Material Fund changes
Effective January 29, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective January 29, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.86% (excluding certain items, such as distribution and service (12b-1) fees).
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000212938 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Opportunity Fund
Class Name	Institutional Class
Trading Symbol	FIVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Opportunity Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.87%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Opportunity Fund (Institutional Class) returned 29.66% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 35.19%, while the Russell Midcap® Value Index, the Fund's narrowly based securities market index, returned 29.01%.
Top contributors to performance:
Stock selection was the lead contributor to the Fund’s outperformance over the period.
Holdings in the consumer staples sector outperformed, specifically positions in the food distributors and packaged foods industries.
Holdings in the utilities sector generated the strongest total return over the period, benefitting from an increased demand for power generation.
Strong stock selection in addition to an overweight allocation to companies in the financial services sector contributed over the period.
Top detractors from performance:
Holdings in the energy sector underperformed those in the benchmark as holdings in the oil, gas, and consumable fuels industry declined on average. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector was weak as holdings in the electrical equipment and building products industries underperformed.
In the technology sector, the Fund’s semiconductors holdings lagged the stronger returns of those in the benchmark during the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2014, through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	5 year	10 year
Delaware Opportunity Fund (Institutional Class) – including sales charge	29.66%	10.42%	8.31%
Delaware Opportunity Fund (Institutional Class) – excluding sales charge	29.66%	10.42%	8.31%
Russell 3000 Index	35.19%	15.26%	12.83%
Russell Midcap Value Index	29.01%	10.33%	8.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Jan. 29, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 581,087,242
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 3,846,494
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$581,087,242
Total number of portfolio holdings	94
Total advisory fees paid	$3,846,494
Portfolio turnover rate	17%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	18.37%
Industrials	18.15%
Consumer Discretionary	10.84%
Basic Industry	9.02%
Utilities	8.42%
Technology	8.27%
Real Estate Investment Trusts	7.36%
Healthcare	7.06%
Energy	5.19%
Consumer Staples	4.84%
Transportation	1.46%

Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%

Largest Holdings [Text Block]
Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%

Material Fund Change [Text Block]
Material Fund changes
Effective January 29, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.86% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective January 29, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.86% (excluding certain items).
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature
C000212937 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Opportunity Fund
Class Name	Class R6
Trading Symbol	FIVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Opportunity Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90	0.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Opportunity Fund (Class R6) returned 29.80% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 35.19%, while the Russell Midcap® Value Index, the Fund's narrowly based securities market index, returned 29.01%.
Top contributors to performance:
Stock selection was the lead contributor to the Fund’s outperformance over the period.
Holdings in the consumer staples sector outperformed, specifically positions in the food distributors and packaged foods industries.
Holdings in the utilities sector generated the strongest total return over the period, benefitting from an increased demand for power generation.
Strong stock selection in addition to an overweight allocation to companies in the financial services sector contributed over the period.
Top detractors from performance:
Holdings in the energy sector underperformed those in the benchmark as holdings in the oil, gas, and consumable fuels industry declined on average. The energy sector was the only sector in the Fund to decline for the period as the price of oil fell due to excess supply.
Stock selection in the industrials sector was weak as holdings in the electrical equipment and building products industries underperformed.
In the technology sector, the Fund’s semiconductors holdings lagged the stronger returns of those in the benchmark during the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2014, through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	5 year	10 year
Delaware Opportunity Fund (Class R6) – including sales charge	29.80%	10.54%	8.44%
Delaware Opportunity Fund (Class R6) – excluding sales charge	29.80%	10.54%	8.44%
Russell 3000 Index	35.19%	15.26%	12.83%
Russell Midcap Value Index	29.01%	10.33%	8.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 581,087,242
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 3,846,494
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$581,087,242
Total number of portfolio holdings	94
Total advisory fees paid	$3,846,494
Portfolio turnover rate	17%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	18.37%
Industrials	18.15%
Consumer Discretionary	10.84%
Basic Industry	9.02%
Utilities	8.42%
Technology	8.27%
Real Estate Investment Trusts	7.36%
Healthcare	7.06%
Energy	5.19%
Consumer Staples	4.84%
Transportation	1.46%

Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%

Largest Holdings [Text Block]
Top 10 equity holdings
Hartford Financial Services Group	1.91%
Marriott International Class A	1.83%
Public Service Enterprise Group	1.77%
DR Horton	1.72%
ITT	1.66%
KBR	1.66%
Quanta Services	1.64%
Parker-Hannifin	1.58%
CACI International Class A	1.53%
East West Bancorp	1.53%

C000212968 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Growth and Income Fund
Class Name	Class A
Trading Symbol	FGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Growth and Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.02%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Growth and Income Fund (Class A) returned 26.26% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 21.18%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 27.76%.
Top contributors to performance:
Holdings in non-index stocks Meta Platforms Inc. and Broadcom Inc., which outperformed.
Overweight allocation to the communication services sector, which outperformed.
Underweight allocation to the consumer staples sector, which underperformed.
Not holding a position in Intel Corp. had a positive impact on relative performance, as the stock underperformed the index.
Top detractors from performance:
Holdings in IT names Micron Technology Inc. and Cisco Systems Inc., which underperformed.
Overweight allocation to healthcare, which underperformed.
Not holding any stocks in the utilities sector also detracted from performance, as they experienced positive returns over the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period September 30, 2014, through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	5 year	10 year
Delaware Growth and Income Fund (Class A) – including sales charge	19.01%	10.08%	8.14%
Delaware Growth and Income Fund (Class A) – excluding sales charge	26.26%	11.39%	8.78%
Russell 1000 Index	21.18%	15.64%	13.10%
Russell 1000 Value Index	27.76%	10.69%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,366,903,398
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,755,055
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$1,366,903,398
Total number of portfolio holdings	67
Total advisory fees paid	$7,755,055
Portfolio turnover rate	35%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	21.92%
Healthcare	18.68%
Information Technology	12.32%
Communication Services	11.68%
Energy	10.61%
Industrials	8.72%
Consumer Discretionary	6.88%
Consumer Staples	6.52%
Real Estate	0.61%

Top 10 equity holdings
Exxon Mobil	5.62%
Philip Morris International	4.73%
Cigna Group	3.99%
Cisco Systems	3.91%
Gilead Sciences	3.49%
Bristol-Myers Squibb	3.02%
Merck & Co.	2.94%
Verizon Communications	2.84%
Comcast Class A	2.60%
CVS Health	2.47%

Largest Holdings [Text Block]
Top 10 equity holdings
Exxon Mobil	5.62%
Philip Morris International	4.73%
Cigna Group	3.99%
Cisco Systems	3.91%
Gilead Sciences	3.49%
Bristol-Myers Squibb	3.02%
Merck & Co.	2.94%
Verizon Communications	2.84%
Comcast Class A	2.60%
CVS Health	2.47%

C000212967 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Growth and Income Fund
Class Name	Institutional Class
Trading Symbol	FGIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Growth and Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.77%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Growth and Income Fund (Institutional Class) returned 26.56% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 21.18%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 27.76%.
Top contributors to performance:
Holdings in non-index stocks Meta Platforms Inc. and Broadcom Inc., which outperformed.
Overweight allocation to the communication services sector, which outperformed.
Underweight allocation to the consumer staples sector, which underperformed.
Not holding a position in Intel Corp. had a positive impact on relative performance, as the stock underperformed the index.
Top detractors from performance:
Holdings in IT names Micron Technology Inc. and Cisco Systems Inc., which underperformed.
Overweight allocation to healthcare, which underperformed.
Not holding any stocks in the utilities sector also detracted from performance, as they experienced positive returns over the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2014, through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	5 year	10 year
Delaware Growth and Income Fund (Institutional Class) – including sales charge	26.56%	11.68%	9.12%
Delaware Growth and Income Fund (Institutional Class) – excluding sales charge	26.56%	11.68%	9.12%
Russell 1000 Index	21.18%	15.64%	13.10%
Russell 1000 Value Index	27.76%	10.69%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,366,903,398
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,755,055
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$1,366,903,398
Total number of portfolio holdings	67
Total advisory fees paid	$7,755,055
Portfolio turnover rate	35%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	21.92%
Healthcare	18.68%
Information Technology	12.32%
Communication Services	11.68%
Energy	10.61%
Industrials	8.72%
Consumer Discretionary	6.88%
Consumer Staples	6.52%
Real Estate	0.61%

Top 10 equity holdings
Exxon Mobil	5.62%
Philip Morris International	4.73%
Cigna Group	3.99%
Cisco Systems	3.91%
Gilead Sciences	3.49%
Bristol-Myers Squibb	3.02%
Merck & Co.	2.94%
Verizon Communications	2.84%
Comcast Class A	2.60%
CVS Health	2.47%

Largest Holdings [Text Block]
Top 10 equity holdings
Exxon Mobil	5.62%
Philip Morris International	4.73%
Cigna Group	3.99%
Cisco Systems	3.91%
Gilead Sciences	3.49%
Bristol-Myers Squibb	3.02%
Merck & Co.	2.94%
Verizon Communications	2.84%
Comcast Class A	2.60%
CVS Health	2.47%

C000212969 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Growth and Income Fund
Class Name	Class R6
Trading Symbol	FGIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Delaware Growth and Income Fund (Fund) for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s discussion of Fund performance
Performance highlights
Delaware Growth and Income Fund (Class R6) returned 26.61% (excluding sales charge) for the 12 months ended September 30, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 21.18%, while the Russell 1000® Value Index, the Fund's narrowly based securities market index, returned 27.76%.
Top contributors to performance:
Holdings in non-index stocks Meta Platforms Inc. and Broadcom Inc., which outperformed.
Overweight allocation to the communication services sector, which outperformed.
Underweight allocation to the consumer staples sector, which underperformed.
Not holding a position in Intel Corp. had a positive impact on relative performance, as the stock underperformed the index.
Top detractors from performance:
Holdings in IT names Micron Technology Inc. and Cisco Systems Inc., which underperformed.
Overweight allocation to healthcare, which underperformed.
Not holding any stocks in the utilities sector also detracted from performance, as they experienced positive returns over the period.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period September 30, 2014, through September 30, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of September 30, 2024)	1 year	5 year	10 year
Delaware Growth and Income Fund (Class R6) – including sales charge	26.61%	11.76%	9.18%
Delaware Growth and Income Fund (Class R6) – excluding sales charge	26.61%	11.76%	9.18%
Russell 1000 Index	21.18%	15.64%	13.10%
Russell 1000 Value Index	27.76%	10.69%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund’s investment universe.
Material Change Date	Jan. 29, 2024
Updated Performance Information Location [Text Block]	Visit delawarefunds.com/performance for the most recent performance information.
Net Assets	$ 1,366,903,398
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 7,755,055
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$1,366,903,398
Total number of portfolio holdings	67
Total advisory fees paid	$7,755,055
Portfolio turnover rate	35%

Holdings [Text Block]
Fund holdings (as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	21.92%
Healthcare	18.68%
Information Technology	12.32%
Communication Services	11.68%
Energy	10.61%
Industrials	8.72%
Consumer Discretionary	6.88%
Consumer Staples	6.52%
Real Estate	0.61%

Top 10 equity holdings
Exxon Mobil	5.62%
Philip Morris International	4.73%
Cigna Group	3.99%
Cisco Systems	3.91%
Gilead Sciences	3.49%
Bristol-Myers Squibb	3.02%
Merck & Co.	2.94%
Verizon Communications	2.84%
Comcast Class A	2.60%
CVS Health	2.47%

Largest Holdings [Text Block]
Top 10 equity holdings
Exxon Mobil	5.62%
Philip Morris International	4.73%
Cigna Group	3.99%
Cisco Systems	3.91%
Gilead Sciences	3.49%
Bristol-Myers Squibb	3.02%
Merck & Co.	2.94%
Verizon Communications	2.84%
Comcast Class A	2.60%
CVS Health	2.47%

Material Fund Change [Text Block]
Material Fund changes
Effective January 29, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.70% (excluding certain items).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025, at delawarefunds.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Expenses [Text Block]	Effective January 29, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.70% (excluding certain items).
Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	delawarefunds.com/literature